Net Sales to External Customers and Other Financial Information by Operating Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended
	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Net sales:
Adjustments						¥ 681,362		¥ 675,596		¥ 572,473
Consolidated total	167,587		157,442	180,657	176,634	682,320		675,988		571,552
Operating income						73,070		92,869		79,282
Depreciation:
Consolidated total						31,511		32,981		29,185
Segment assets:
Consolidated total	800,401					800,401		748,205
Expenditure for segment assets						37,209		42,238
Consolidated total						41,446		55,010		36,608
U.S. GAAP adjustments and Others
Depreciation:
Consolidated total						1,019	[1],[2]	1,006	[1],[2]	1,186	[1],[2]
Segment assets:
Consolidated total	(6,420)	[3]				(6,420)	[3]	(5,371)	[3]
Reconciliation
Segment assets:
Expenditure for segment assets						4,237	[4]	12,772	[4]
Subtotal Before Elimination Adjustments
Net sales:
Consolidated total						250,218		243,683		249,715
NCJ
Net sales:
Net sales to external customers						46,901		72,334		67,285
Net sales to other operating segments						100,064		74,406		77,125
Operating income or loss						7,497		6,799		8,066
Depreciation:
Depreciation						995		1,072		1,941
Segment assets:
Segment assets	488,939					488,939		447,220
Expenditure for segment assets						426		2,237
NIRT (formerly NET)
Net sales:
Net sales to external customers						64,226		86,086		90,907
Net sales to other operating segments						36,649		45,219		43,695
Operating income or loss						15,027		21,473		23,227
Depreciation:
Depreciation						5,085		6,569		5,721
Segment assets:
Segment assets	107,523					107,523		76,327
Expenditure for segment assets						11,152		10,163
NIPC (formerly NCC)
Net sales:
Net sales to external customers						26,430		24,500		22,948
Net sales to other operating segments						3,617		6,618		6,028
Operating income or loss						774		2,351		2,114
Depreciation:
Depreciation						1,231		1,430		1,357
Segment assets:
Segment assets	15,267					15,267		17,197
Expenditure for segment assets						255		931
NIDC (formerly NCD)
Net sales:
Net sales to external customers						4,269		4,218		6,976
Net sales to other operating segments						15,471		20,852		24,274
Operating income or loss						431		2,658		4,808
Depreciation:
Depreciation						802		780		529
Segment assets:
Segment assets	19,119					19,119		20,524
Expenditure for segment assets						967		2,156
NILS (formerly NCS)
Net sales:
Net sales to external customers						34,220		19,082		26,157
Net sales to other operating segments						448		451		390
Operating income or loss						781		245		319
Depreciation:
Depreciation						70		79		78
Segment assets:
Segment assets	23,886					23,886		8,278
Expenditure for segment assets						11		7
NIHC (formerly NCH)
Net sales:
Net sales to external customers						50,748		55,724		51,390
Net sales to other operating segments						1,162		1,587		4,142
Operating income or loss						359		564		661
Depreciation:
Depreciation						6		7		3
Segment assets:
Segment assets	17,345					17,345		16,262
Expenditure for segment assets						5		19
NILF (formerly NCF)
Net sales:
Net sales to external customers						15,326		7,337		10,891
Net sales to other operating segments						24,390		28,504		28,019
Operating income or loss						7,799		5,403		6,939
Depreciation:
Depreciation						2,598		2,734		2,717
Segment assets:
Segment assets	31,530					31,530		25,220
Expenditure for segment assets						1,584		3,349
NSNK
Net sales:
Net sales to external customers						78,589		86,027		68,924
Net sales to other operating segments						396		556		395
Operating income or loss						7,414		13,226		8,578
Depreciation:
Depreciation						3,715		3,830		3,957
Segment assets:
Segment assets	99,089					99,089		104,650
Expenditure for segment assets						3,980		3,777
NCPL
Net sales:
Net sales to external customers						51,124		58,396		53,681
Net sales to other operating segments						2,318		2,632		2,357
Operating income or loss						6,384		9,557		5,655
Depreciation:
Depreciation						3,115		3,990		3,340
Segment assets:
Segment assets	70,809					70,809		66,813
Expenditure for segment assets						6,151		5,811
NTSC
Net sales:
Net sales to external customers						33,358		29,745		23,345
Net sales to other operating segments						150		201		156
Operating income or loss						3,140		4,009		2,825
Depreciation:
Depreciation						2,660		2,119		1,768
Segment assets:
Segment assets	38,035					38,035		36,682
Expenditure for segment assets						1,944		2,586
NCEL
Net sales:
Net sales to external customers						29,098		30,553		24,954
Net sales to other operating segments						20		27		31
Operating income or loss						4,194		4,969		2,422
Depreciation:
Depreciation						1,150		1,254		1,325
Segment assets:
Segment assets	35,517					35,517		34,641
Expenditure for segment assets						1,413		1,741
NTMC
Net sales:
Net sales to external customers						40,058		42,935		35,029
Net sales to other operating segments						952		889		818
Operating income or loss						4,591		4,018		1,938
Depreciation:
Depreciation						1,491		1,676		1,854
Segment assets:
Segment assets	33,846					33,846		41,666
Expenditure for segment assets						1,733		1,213
NMC
Net sales:
Adjustments						83,999		50,886		3,032
Consolidated total						30
Operating income						2,111		240		13
Depreciation:
Consolidated total						3,892		2,914		99
Segment assets:
Consolidated total	72,846					72,846		75,017
Expenditure for segment assets						1,993		2,605
NMA
Net sales:
Net sales to external customers						44,748		38,371		32,186
Net sales to other operating segments						11,607		6,702		9,432
Operating income or loss						3,126		1,274		553
Depreciation:
Depreciation						1,423		1,383		1,494
Segment assets:
Segment assets	43,053					43,053		32,703
Expenditure for segment assets						1,471		1,287
All Others
Net sales:
Adjustments						78,268		69,402		54,768
Consolidated total						52,944		55,039		52,853
Operating income						11,177		16,184		11,450
Depreciation:
Consolidated total						4,297		4,150		4,188
Segment assets:
Consolidated total	127,875					127,875		104,818
Expenditure for segment assets						4,124		4,356
Unallocated Amount to Segment
Net sales:
Adjustments						958	[5]	392	[5]	(921)	[5]
Segment assets:
Goodwill	80,525					80,525		82,107
Unallocated Amount to Segment | U.S. GAAP adjustments and Others
Net sales:
Operating income						(1,457)	[6]	(466)	[6]	(536)	[6]
Unallocated Amount to Segment | Business Intersegment, Eliminations
Net sales:
Operating income						2,794		1,455		639
Segment assets:
Consolidated total	(510,192)					(510,192)		(450,539)
Unallocated Amount to Segment | Other
Segment assets:
Consolidated total	11,809					11,809		13,990
Unallocated Amount to Segment | Other adjustments
Net sales:
Operating income						(3,072)	[7]	(1,090)	[7]	(389)	[7]
Operating Segments
Net sales:
Operating income						74,805		92,970		79,568
Depreciation:
Consolidated total						32,530		33,987		30,371
Segment assets:
Consolidated total	1,224,679					1,224,679		1,108,018
Business Intersegment, Eliminations
Net sales:
Consolidated total						¥ (250,218)		¥ (243,683)		¥ (249,715)

[1]	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
[2]	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.
[3]	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.
[4]	The amounts of expenditure for segment assets are presented on an accrual basis while the amounts of consolidated total are presented on a cash basis.
[5]	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.
[6]	Others is mainly from the amortization of capitalized assets related to business combinations.
[7]	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly includes gain (loss) from sales (or disposal) of fixed assets.